FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06481
                                    ---------

                FRANKLIN MUNICIPAL SECURITIES TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  8/31/07
                           -------



Item 1. Schedule of Investments.


Franklin Municipal Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
AUGUST 31, 2007

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CONTENTS

Franklin California High Yield Municipal Fund .............................    3

Franklin Tennessee Municipal Bond Fund ....................................   17

Notes to Statements of Investments ........................................   21

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

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  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.9%
  MUNICIPAL BONDS 97.9%
  CALIFORNIA 94.5%
  ABAG 1915 Act Special Assessment, Windemere Ranch, AD,
       1999-1, Pre-Refunded, 6.20%, 9/02/20 ..................................................   $      1,950,000   $     2,173,080
       1999-1, Pre-Refunded, 6.30%, 9/02/25 ..................................................          2,935,000         3,281,594
       Series 1, Pre-Refunded, 7.30%, 9/02/17 ................................................          9,865,000        10,415,861
       Series 1, Pre-Refunded, 7.35%, 9/02/20 ................................................          7,820,000         8,260,422
       Series 1, Pre-Refunded, 7.45%, 9/02/30 ................................................          4,815,000         5,090,851
  ABAG Finance Authority for Nonprofit Corps. Revenue,
       Elder Care Alliance, California Mortgage Insured, 5.60%, 8/15/34 ......................          4,260,000         4,373,103
       Hamlin School, 5.00%, 8/01/37 .........................................................         10,485,000         9,299,880
       Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/27 .......................          3,500,000         3,325,980
       Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/34 .......................          5,320,000         4,857,692
  Adelanto Water Authority Revenue,
       Parity, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%, 9/01/28 ......          3,095,000         3,270,332
       Subordinated, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%,
         9/01/28 .............................................................................          2,000,000         2,112,300
  Alameda CFD No. 2 Special Tax, Refunding, 6.125%, 9/01/16 ..................................          1,240,000         1,256,628
  Alameda PFA Local Agency Revenue, Special Tax, CFD 1, Series A,
       6.70%, 8/01/12 ........................................................................          3,400,000         3,431,042
       7.00%, 8/01/19 ........................................................................          4,015,000         4,071,571
  American Canyon Financing Authority Infrastructure Revenue Special Assessment,
     American Canyon Road East,
       5.00%, 9/02/25 ........................................................................          1,305,000         1,258,477
       5.00%, 9/02/30 ........................................................................          2,020,000         1,867,793
       5.10%, 9/02/35 ........................................................................          1,695,000         1,559,095
  Arcadia USD, GO,
       Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn., 8/01/42 .....         12,735,000         1,936,102
       Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn., 8/01/44 .....         25,080,000         3,398,340
       Election of 2006, Series A, FSA Insured, 5.00%, 8/01/32 ...............................          2,500,000         2,548,750
  Avenal PFAR,
       Pre-Refunded, 7.00%, 9/02/10 ..........................................................            695,000           705,766
       Pre-Refunded, 7.25%, 9/02/27 ..........................................................          3,665,000         3,738,300
       Refunding, 5.00%, 9/01/30 .............................................................          1,325,000         1,294,896
       Refunding, 5.00%, 9/01/36 .............................................................            710,000           685,761
  Azusa Special Tax,
       Escrow, CFD 05-1, Area 1, 5.00%, 9/01/27 ..............................................          1,115,000         1,058,258
       Escrow, CFD 05-1, Area 1, 5.00%, 9/01/37 ..............................................          2,845,000         2,567,869
       Escrow, CFD 05-1, Improvement, Area 1, 5.00%, 9/01/27 .................................          2,640,000         2,505,650
       Escrow, CFD 05-1, Improvement, Area 1, 5.00%, 9/01/37 .................................          9,250,000         8,373,562
  Beaumont Financing Authority Local Agency Revenue,
       Series B, 5.35%, 9/01/28 ..............................................................          1,000,000           979,020
       Series B, 5.40%, 9/01/35 ..............................................................          1,490,000         1,441,992
       Series C, 5.45%, 9/01/27 ..............................................................          6,435,000         6,396,197
       Series C, 5.50%, 9/01/29 ..............................................................            855,000           853,914
       Series C, 5.50%, 9/01/35 ..............................................................          5,035,000         4,957,209
  Bell GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 ....................................          5,195,000         5,298,069
  Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/27 ..........................          3,940,000         4,056,466


                                         Quarterly Statements of Investments | 3

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Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

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  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT        VALUE
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
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
       5.00%, 9/02/25 ........................................................................   $      3,195,000   $     3,077,168
       5.125%, 9/02/30 .......................................................................          4,400,000         4,096,400
       5.15%, 9/02/35 ........................................................................          3,450,000         3,218,022
  Burbank Wastewater Treatment Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
     6/01/34 .................................................................................          1,430,000         1,457,742
  Cabrillo Community College District GO, Capital Appreciation, Election of 2004, Series B,
     MBIA Insured, zero cpn.,
       8/01/31 ...............................................................................          8,870,000         2,458,587
       8/01/33 ...............................................................................          9,475,000         2,347,052
  California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34 ..........          9,575,000        10,204,173
  California County Tobacco Securitization Agency Tobacco Settlement Revenue,
       Asset-Backed, Los Angeles County Security, zero cpn. to 12/01/10, 5.70% thereafter,
         6/01/46 .............................................................................          5,000,000         3,843,600
       Refunding, 5.25%, 6/01/46 .............................................................          5,000,000         4,492,700
  California Educational Facilities Authority Revenue,
       California College of the Arts, Refunding, 5.00%, 6/01/30 .............................          1,800,000         1,713,006
       California College of the Arts, Refunding, 5.00%, 6/01/35 .............................          4,405,000         4,140,744
       College and University Financing Program, 5.00%, 2/01/30 ..............................          5,425,000         5,064,563
       College and University Financing Program, 5.00%, 2/01/37 ..............................          1,150,000         1,055,654
       College and University Financing Program, Refunding, 5.00%, 2/01/26 ...................          1,000,000           949,960
       Keck Graduate Institute, Pre-Refunded, 6.75%, 6/01/30 .................................          2,500,000         2,722,025
       Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/30 ................          2,000,000         2,043,900
       Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/33 ................          7,345,000         7,491,312
       Pooled College and University, Series B, 6.625%, 6/01/20 ..............................          1,000,000         1,079,360
  California Health Facilities Financing Authority Revenue,
       California-Nevada Methodist, 5.00%, 7/01/26 ...........................................          1,750,000         1,735,125
       California-Nevada Methodist, 5.00%, 7/01/36 ...........................................          2,075,000         2,004,201
       Kaiser Permanente, Series A, 5.00%, 4/01/37 ...........................................         18,460,000        18,096,153
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ......................................          2,500,000         2,553,025
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 .....................................          3,250,000         3,331,542
       Sutter Health, Series A, 5.00%, 11/15/42 ..............................................         23,000,000        22,735,270
       Sutter Health, Series A, 5.25%, 11/15/46 ..............................................         25,000,000        25,252,250
       Thessalonika Family, Series A, California Mortgage Insured, 6.20%, 12/01/15 ...........            585,000           588,381
       Verdugo Mental Health, Series A, California Mortgage Insured, 5.00%, 4/01/28 ..........          1,895,000         1,887,685
       Verdugo Mental Health, Series A, California Mortgage Insured, 5.00%, 4/01/37 ..........          2,515,000         2,410,074
  California HFAR, Home Mortgage, Series K, 4.80%, 8/01/41 ...................................         10,000,000         9,231,000
  California Infrastructure and Economic Development Bank Revenue, Performing Arts Center,
     5.00%, 12/01/42 .........................................................................          4,390,000         4,311,112
  California Municipal Finance Authority COP, Community Hospitals of Central California,
     5.25%,
       2/01/27 ...............................................................................         15,655,000        15,227,305
       2/01/46 ...............................................................................         17,000,000        15,787,050
  California Municipal Finance Authority Revenue, University Students Cooperative Associates,
     5.00%, 4/01/37 ..........................................................................          4,000,000         3,720,280


4 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

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  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT        VALUE
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
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State GO,
       FGIC Insured, 6.00%, 8/01/19 ..........................................................   $         30,000   $        30,283
       Pre-Refunded, 5.00%, 2/01/33 ..........................................................         15,600,000        16,673,280
       Refunding, AMBAC Insured, 5.00%, 3/01/34 ..............................................         10,000,000        10,141,200
       Various Purpose, MBIA Insured, 5.00%, 3/01/33 .........................................          2,025,000         2,056,570
  California State Public Works Board Lease Revenue,
       Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 ......................          5,000,000         5,040,700
       University of California, Institute Project, Series C, AMBAC Insured, 5.00%, 4/01/30 ..          5,000,000         5,104,050
  California State University of Fresno Assn. Inc. Revenue, Senior Auxiliary Organization
     Event Center, Pre-Refunded, 6.00%, 7/01/22 ..............................................          3,500,000         3,883,320
  California Statewide CDA, COP,
       Catholic Healthcare West, 6.50%, 7/01/20 ..............................................          3,365,000         3,649,578
       Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ................................          8,695,000         9,417,120
       International School of the Peninsula Project, Pre-Refunded, 7.50%, 11/01/29 ..........         10,255,000        11,014,383
       Windward School, 6.90%, 9/01/23 .......................................................            990,000           999,900
  California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia,
     Series A, Radian Insured, 4.50%, 2/01/27 ................................................          2,200,000         1,968,516
a California Statewide CDA Lease Revenue, Special Facilities, United Airlines, Series A,
     5.70%, 10/01/33 .........................................................................          3,320,000         1,158,813
  California Statewide CDA Revenue,
       Bentley School, Refunding, 6.75%, 7/01/32 .............................................          8,250,000         8,739,060
       California Baptist University, Refunding, Series A, 5.50%, 11/01/38 ...................          4,500,000         4,345,020
       California Mortgage Insured, 5.00%, 5/01/37 ...........................................          3,980,000         3,931,205
       Drew School, Refunding, 5.30%, 10/01/37 ...............................................          1,070,000           999,990
       Elder Care Alliance, Series A, Pre-Refunded, 8.00%, 11/15/22 ..........................          3,000,000         3,636,030
       Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32 ..........................          4,000,000         4,910,160
       Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 ...........................          9,865,000        11,197,663
       Henry Mayo Newhall Memorial Hospital, California Mortgage Insured, 5.00%, 10/01/27 ....          3,000,000         2,984,850
       John F. Kennedy University, 6.75%, 10/01/33 ...........................................          5,000,000         5,287,000
       Kaiser Permanente, Series A, 5.00%, 4/01/31 ...........................................         10,000,000         9,904,000
       Kaiser Permanente, Series B, 5.00%, 3/01/41 ...........................................         25,000,000        24,172,250
       Lancer Educational Student Housing Project, 5.625%, 6/01/33 ...........................          3,000,000         2,879,670
       Monterey Institute International, 5.50%, 7/01/31 ......................................          8,285,000         7,683,592
       Presidio Hill School, 6.875%, 8/01/32 .................................................          6,195,000         6,374,035
       Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 ..................................          5,000,000         5,503,800
       Seven Hills School, 6.50%, 8/01/31 ....................................................          5,415,000         5,522,704
       Sonoma County Day School, 6.75%, 1/01/32 ..............................................          5,910,000         5,968,568
       Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ...................................         22,000,000        21,708,280
       Thomas Jefferson School of Law Project, Pre-Refunded, 7.75%, 10/01/31 .................          4,925,000         5,631,934
       Turning Point, 6.50%, 11/01/31 ........................................................          6,130,000         6,244,815
       ValleyCare Health System, Refunding, Series A, 5.00%, 7/15/22 .........................          1,000,000           954,500
       ValleyCare Health System, Refunding, Series A, 5.125%, 7/15/31 ........................          3,000,000         2,791,080
  Camarillo PFA Wastewater Revenue, AMBAC Insured, 5.00%, 6/01/36 ............................          2,960,000         3,005,850
  Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A,
     Pre-Refunded, 6.55%, 10/01/32 ...........................................................          5,300,000         5,708,895


                                         Quarterly Statements of Investments | 5

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Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED) (CONTINUED)

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  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT        VALUE
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
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34 ..................   $      1,120,000   $     1,064,269
  Castro Valley USD, GO, Election of 2005, FGIC Insured, 5.00%, 8/01/34 ......................          5,310,000         5,415,350
  Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID 04-02,
       5.00%, 9/02/30 ........................................................................          1,200,000         1,100,640
       5.05%, 9/02/35 ........................................................................          1,335,000         1,217,867
  Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
     AMBAC Insured, zero cpn.,
       8/01/44 ...............................................................................         32,750,000         4,599,737
       8/01/46 ...............................................................................         35,370,000         4,449,546
  Chino CFD Special Tax,
       No. 03-1, 5.875%, 9/01/33 .............................................................          1,250,000         1,267,275
       No. 03-3, Improvement Area 1, 5.70%, 9/01/29 ..........................................          1,215,000         1,229,702
       No. 03-3, Improvement Area 1, 5.75%, 9/01/34 ..........................................          1,420,000         1,432,979
  Chula Vista CFD Special Tax,
       No. 01-1, Improvement Area, San Miguel, Series B, 5.45%, 9/01/36 ......................          2,175,000         2,110,294
       No. 12-I, Mcmillin Otay Ranch, 5.25%, 9/01/30 .........................................          2,135,000         2,039,032
       No. 12-I, Mcmillin Otay Ranch, 5.25%, 9/01/36 .........................................          3,705,000         3,489,814
  Chula Vista Special Tax, CFD No. 2000-1, Pre-Refunded, 6.60%, 9/01/30 ......................          1,500,000         1,571,985
  Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, zero cpn.,
       8/01/27 ...............................................................................          7,500,000         2,811,750
       8/01/28 ...............................................................................          5,000,000         1,773,450
  Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34 ....................          1,000,000           944,650
  Corona CFD Special Tax,
       No. 01-02, Improvement Nos. 1 and 2, 6.25%, 9/01/32 ...................................          1,890,000         1,932,676
       No. 03-2, Highlands Collection, 5.15%, 9/01/34 ........................................          2,810,000         2,635,021
  Corona-Norco USD, PFA Special Tax Revenue, Series B, 5.00%,
       9/01/26 ...............................................................................          1,760,000         1,655,826
       9/01/36 ...............................................................................          2,000,000         1,804,660
  Corona-Norco USD Special Tax,
       CFD No. 04-1, 5.00%, 9/01/24 ..........................................................          1,540,000         1,486,993
       CFD No. 04-1, 5.20%, 9/01/36 ..........................................................          2,000,000         1,869,680
       CFD No. 99-1, Pre-Refunded, 7.00%, 9/01/29 ............................................          2,120,000         2,275,205
       Series A, 5.35%, 9/01/26 ..............................................................          1,005,000           995,654
       Series A, 5.40%, 9/01/36 ..............................................................          2,530,000         2,436,795
  Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%,
     9/02/33 .................................................................................          5,655,000         5,657,545
  Del Mar Race Track Authority Revenue, 5.00%, 8/15/25 .......................................          3,665,000         3,584,223
  Duarte RDA Tax Allocation,
       Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28 ..........         30,795,000         9,863,023
       Davis Addition Project Area, 6.70%, 9/01/14 ...........................................          2,215,000         2,286,988
       Davis Addition Project Area, 6.90%, 9/01/18 ...........................................          4,120,000         4,251,098
       Rancho Duarte Phase I Project Area, Pre-Refunded, 6.80%, 9/01/16 ......................            560,000           571,200
  Eastern California Municipal Water District CFD No. 2003-15, Special Tax, Morgan Valley,
     Series A, 5.20%, 9/01/37 ................................................................          2,000,000         1,881,640


6 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

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  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT        VALUE
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
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  El Dorado County Special Tax,
       CFD No. 1992-1, 6.125%, 9/01/16 .......................................................   $      4,740,000   $     4,850,158
       CFD No. 2001-1, 5.35%, 9/01/35 ........................................................          1,900,000         1,825,463
       CFD No. 2005-1, 5.00%, 9/01/21 ........................................................          1,000,000           965,830
       CFD No. 2005-1, 5.15%, 9/01/25 ........................................................          2,075,000         2,013,435
       CFD No. 2005-1, 5.25%, 9/01/35 ........................................................          6,705,000         6,366,129
  El Monte Water Authority Revenue, Refunding, AMBAC Insured, 5.00%,
       9/01/31 ...............................................................................          4,300,000         4,400,018
       9/01/36 ...............................................................................          3,855,000         3,930,481
  El Rancho USD, GO, Capital Appreciation, Election of 2003, FGIC Insured, zero cpn.,
     8/01/29 .................................................................................          2,400,000           840,072
  Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, 7.00%, 9/01/29 .........          3,500,000         3,623,025
  Escondido Revenue COP, Refunding, Series A, FGIC Insured, 6.00%, 9/01/31 ...................          1,735,000         1,858,914
  Escondido Special Tax, CFD No. 01, Eureka,
       5.10%, 9/01/26 ........................................................................            700,000           668,052
       5.15%, 9/01/36 ........................................................................          1,400,000         1,306,382
  Fontana Special Tax,
       CFD No. 12, Pre-Refunded, 6.60%, 9/01/19 ..............................................          3,295,000         3,511,152
       CFD No. 12, Pre-Refunded, 6.625%, 9/01/30 .............................................          7,675,000         8,182,087
       CFD No. 37, 5.00%, 9/01/30 ............................................................          1,000,000           917,940
  Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
     zero cpn.,
       1/15/26 ...............................................................................         38,720,000        12,915,443
       1/15/30 ...............................................................................          4,000,000         1,066,200
       1/15/31 ...............................................................................         85,780,000        21,493,037
  Fremont USD Alameda County GO, Election of 2002, Series B, FSA Insured, 5.00%,
     8/01/27 .................................................................................          5,665,000         5,832,457
  Fullerton Water Revenue COP, AMBAC Insured, 5.00%,
       9/01/28 ...............................................................................          2,650,000         2,707,955
       9/01/34 ...............................................................................          2,795,000         2,842,767
  Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%,
     7/01/24 .................................................................................          6,375,000         6,415,800
  Glendora USD, GO, Election of 2005, Series A, MBIA Insured,
       5.00%, 8/01/27 ........................................................................          1,350,000         1,394,024
       5.25%, 8/01/30 ........................................................................          2,725,000         2,849,069
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Asset-Backed, Series A-1, 5.75%, 6/01/47 ..............................................          4,500,000         4,396,455
       Asset-Backed, Series A-2, Pre-Refunded, 7.90%, 6/01/42 ................................            750,000           905,865
       Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42 ...............................          6,400,000         7,721,856
       Capital Appreciation, Asset-Backed, 2nd Sub Series C, zero cpn., 6/01/47 ..............         50,000,000         3,507,000
       Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 ...........................         10,000,000         9,734,500
  Golden Valley USD, GO, Election of 1999, Series C, FSA Insured, 5.00%,
       8/01/36 ...............................................................................            745,000           757,777
       8/01/45 ...............................................................................          1,660,000         1,681,929
  Half Moon Bay COP, Sea Crest School, 6.75%, 7/01/30 ........................................          3,580,000         3,637,173


                                         Quarterly Statements of Investments | 7

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Hercules RDA Tax Allocation, Hercules Merged Project, Pre-Refunded, 6.40%, 9/01/21 .........   $      5,000,000   $     5,355,500
  Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 ...............          5,000,000         5,231,800
b Imperial County Special Tax, CFD No. 98-1,
       6.45%, 9/01/17 ........................................................................          1,970,000         1,963,814
       6.50%, 9/01/31 ........................................................................          5,705,000         5,607,730
  Indio 1915 Act GO,
       AD No. 99-1, 7.125%, 9/02/20 ..........................................................          2,075,000         2,187,922
       AD No. 2001-1, 6.50%, 9/02/26 .........................................................          4,405,000         4,595,560
  Indio CFD Special Tax,
       5.00%, 9/01/25 ........................................................................          4,000,000         3,835,040
       5.10%, 9/01/30 ........................................................................          1,275,000         1,187,637
       No. 04-3, Terra Lago, Improvement Area 1, 5.15%, 9/01/35 ..............................          2,000,000         1,870,841
  Irvine 1915 Act Special Assessment,
       AD No. 00-18, Group Five, 5.00%, 9/02/26 ..............................................          1,295,000         1,223,348
       AD No. 03-19, Group Five, Refunding, 5.00%, 9/02/25 ...................................          1,500,000         1,446,525
       AD No. 03-19, Group Five, Refunding, 5.00%, 9/02/29 ...................................          2,000,000         1,849,300
       AD No. 03-19, Group Three, 5.00%, 9/02/29 .............................................          1,120,000         1,039,662
       AD No. 04-20, Group One, 5.00%, 9/02/25 ...............................................          2,740,000         2,630,071
       AD No. 04-20, Group One, 5.00%, 9/02/30 ...............................................         10,975,000        10,115,987
       Limited Obligation, AD No. 03-19, Group Four, 5.00%, 9/02/29 ..........................          1,500,000         1,391,700
  Irvine Special Tax, CFD No. 2005-2, 5.25%, 9/01/36 .........................................          2,000,000         1,883,840
  Jurupa Community Services District Special Tax,
       CFD No. 7, Series A, 5.10%, 9/01/28 ...................................................          2,695,000         2,534,162
       CFD No. 7, Series A, 5.15%, 9/01/35 ...................................................          3,690,000         3,451,700
       CFD No. 11, Series A, 5.00%, 9/01/25 ..................................................          1,930,000         1,848,264
       CFD No. 11, Series A, 5.05%, 9/01/30 ..................................................          2,495,000         2,306,228
       CFD No. 11, Series A, 5.10%, 9/01/35 ..................................................          2,065,000         1,899,428
       CFD No. 12, Series A, 5.10%, 9/01/29 ..................................................          2,000,000         1,874,420
       CFD No. 12, Series A, 5.15%, 9/01/35 ..................................................          3,000,000         2,798,280
       CFD No. 17, Series A, 5.125%, 9/01/25 .................................................          1,350,000         1,285,227
       CFD No. 17, Series A, 5.20%, 9/01/36 ..................................................          3,325,000         3,103,854
       CFD No. 18, Eastvale, Series A, 5.00%, 9/01/26 ........................................          1,295,000         1,233,941
       CFD No. 18, Eastvale, Series A, 5.00%, 9/01/36 ........................................          2,400,000         2,162,232
       CFD No. 19, Eastvale, 5.00%, 9/01/27 ..................................................          1,500,000         1,413,420
       CFD No. 19, Eastvale, 5.00%, 9/01/36 ..................................................          1,500,000         1,355,595
  Lafayette RDA Tax Allocation, 5.75%, 8/01/32 ...............................................          1,000,000         1,035,030
  Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
     7.00%, 9/02/30 ..........................................................................          8,445,000         8,938,441
  Lake Elsinore CFD No. 2006-2 Special Tax, Viscaya, Series A, 5.40%, 9/01/36 ................          2,020,000         1,945,583
  Lake Elsinore Special Tax,
       CFD No. 2, Area A, Series A, 5.45%, 9/01/36 ...........................................          5,695,000         5,517,658
       CFD No. 3, Improvement Area 1, 5.10%, 9/01/22 .........................................            750,000           737,655
       CFD No. 3, Improvement Area 1, 5.15%, 9/01/25 .........................................            635,000           621,157
       CFD No. 3, Improvement Area 1, 5.25%, 9/01/30 .........................................          1,195,000         1,141,285
       CFD No. 3, Improvement Area 1, 5.25%, 9/01/35 .........................................          1,225,000         1,158,140
       CFD No. 2004-3, Series A, 5.20%, 9/01/26 ..............................................            915,000           879,773
       CFD No. 2004-3, Series A, 5.25%, 9/01/37 ..............................................          2,800,000         2,631,356


8 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Lake Elsinore Special Tax, (continued)
       Improvements, CFD No. 2-A, 5.85%, 9/01/24 .............................................   $      1,035,000   $     1,061,517
       Improvements, CFD No. 2-A, 5.95%, 9/01/34 .............................................          2,200,000         2,241,954
  Lake Elsinore USD, CFD Special Tax, No. 2001-1, Pre-Refunded, 6.30%, 9/01/33 ...............          4,470,000         4,979,848
  Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6,
     Refunding,
       5.40%, 2/01/29 ........................................................................            500,000           502,660
       5.60%, 2/01/34 ........................................................................          1,250,000         1,269,400
  Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,
       6.50%, 9/01/24 ........................................................................          1,000,000         1,074,970
       5.25%, 9/01/28 ........................................................................          1,750,000         1,695,907
       5.30%, 9/01/35 ........................................................................          3,300,000         3,147,441
  Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.875%, 9/01/27 ....................          3,000,000         3,081,660
  Lincoln PFA Special Tax Revenue, Sub Series B, 5.00%, 9/01/34 ..............................          3,460,000         3,159,326
  Lincoln Special Tax, CFD No. 2003-1, Pre-Refunded,
       5.90%, 9/01/24 ........................................................................          1,815,000         2,048,500
       5.95%, 9/01/28 ........................................................................          4,535,000         5,130,491
       6.00%, 9/01/34 ........................................................................          3,610,000         4,093,596
  Lodi USD, GO, Election of 2002, MBIA Insured, 5.00%, 8/01/29 ...............................          3,010,000         3,078,899
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
     12/01/21 ................................................................................          7,500,000         7,357,200
  Los Angeles Department of Water and Power Waterworks Revenue, System, Sub Series A-1,
     AMBAC Insured, 5.00%, 7/01/32 ...........................................................          5,000,000         5,140,400
b Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 ....................................            620,000           589,558
  Los Angeles USD, GO, Election of 2005, Series C, AMBAC Insured, 5.00%, 7/01/28 .............          3,565,000         3,672,449
  Los Gatos School District GO, Series D, FSA Insured, 5.00%, 8/01/32 ........................          4,815,000         4,935,808
  Lynwood PFA Lease Revenue,
       6.25%, 9/01/22 ........................................................................          1,080,000         1,124,820
       6.30%, 9/01/29 ........................................................................          2,680,000         2,784,922
  Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 ...........................          1,000,000         1,038,960
  Lynwood PFAR, Water System Improvement Project, 6.50%, 6/01/21 .............................          1,175,000         1,177,432
  Magnolia School District GO, Refunding, FGIC Insured, 5.00%, 8/01/31 .......................          2,555,000         2,625,390
  Menifee USD Special Tax, CFD No. 2002-2,
       6.05%, 9/01/26 ........................................................................          1,000,000         1,027,650
       6.10%, 9/01/34 ........................................................................          3,715,000         3,794,835
  Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36 ..................          2,400,000         2,277,600
  Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,
       5.25%, 9/01/26 ........................................................................          1,900,000         1,861,981
       5.30%, 9/01/38 ........................................................................          4,250,000         4,015,740
  Moreland School District GO, Election of 2002, Series D, FGIC Insured, zero cpn.,
       8/01/30 ...............................................................................          3,400,000           970,904
       8/01/31 ...............................................................................          2,000,000           538,240
       8/01/32 ...............................................................................          4,405,000         1,121,513
       8/01/34 ...............................................................................          4,405,000         1,068,036
       8/01/37 ...............................................................................          5,700,000         1,166,562


                                         Quarterly Statements of Investments | 9

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Moreno Valley USD, CFD Special Tax,
       No. 2004-6, 5.00%, 9/01/22 ............................................................   $      2,105,000   $     2,042,355
       No. 2004-6, 5.10%, 9/01/28 ............................................................          2,000,000         1,893,960
       No. 2004-6, 5.20%, 9/01/36 ............................................................          5,000,000         4,674,200
       No. 2005-2, 5.00%, 9/01/36 ............................................................            815,000           738,806
  Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 .............................          4,100,000         4,280,933
  Murrieta CFD Special Tax,
       Blackmore Ranch, Series 2003-2, 6.10%, 9/01/34 ........................................          2,000,000         2,048,240
       No. 2, The Oaks Improvement Area A, 5.90%, 9/01/27 ....................................          2,000,000         2,034,300
       No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34 ....................................          3,570,000         3,614,589
       No. 2, The Oaks Improvement Area B, 6.00%, 9/01/27 ....................................          1,285,000         1,324,103
       No. 2, The Oaks Improvement Area B, 6.00%, 9/01/34 ....................................          3,870,000         3,958,468
       No. 04-1, Bremerton, 5.625%, 9/01/34 ..................................................            700,000           701,218
  Murrieta CFD Special Tax Revenue, No. 1 Bluestone Improvement Area, Series A, 6.20%,
     9/01/25 .................................................................................          2,105,000         2,153,583
  Napa Valley Community College District GO, Election of 2002, Series C, MBIA Insured,
     zero cpn.,
       8/01/33 ...............................................................................         13,130,000         3,293,792
       8/01/34 ...............................................................................         13,380,000         3,173,736
  Napa Valley USD, GO, Election of 2002, FGIC Insured, 5.00%, 8/01/29 ........................          4,100,000         4,207,502
  Norco Special Tax,
       CFD No. 97-1, Pre-Refunded, 7.10%, 10/01/30 ...........................................          2,640,000         2,948,774
       CFD No. 2002-1, 6.50%, 3/01/33 ........................................................          1,500,000         1,586,340
  North Natomas CFD Special Tax, No. 4, Series B, 6.375%, 9/01/31 ............................          4,300,000         4,376,368
  Oakland GO, Measure G, AMBAC Insured, 5.00%, 1/15/31 .......................................          4,585,000         4,685,274
  Oakland RDA Tax Allocation, Broadway Project, Series C-TE, AMBAC Insured, 5.00%,
     9/01/36 .................................................................................          4,945,000         4,987,725
  Oakland USD Alameda County GO, Election of 2000, MBIA Insured, 5.00%, 8/01/27 ..............          2,000,000         2,052,440
  Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, 5.50%, 9/01/34 ..............          3,450,000         3,392,799
  Ontario COP, Water System Improvement Project, MBIA Insured, 5.00%, 7/01/34 ................          8,000,000         8,110,160
  Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1,
       5.00%, 9/02/28 ........................................................................          3,000,000         2,821,680
       5.10%, 9/02/33 ........................................................................          2,000,000         1,876,920
  Oxnard Financing Authority Wastewater Revenue, Headworks Project, AMBAC Insured,
     5.00%, 6/01/31 ..........................................................................          2,705,000         2,766,322
  Oxnard Harbor District Revenue,
       Series A, 5.75%, 8/01/20 ..............................................................          1,110,000         1,134,420
       Series B, 6.00%, 8/01/24 ..............................................................          2,000,000         2,146,580
  Oxnard Special Tax, CFD No. 3, Seabridge, 5.00%, 9/01/35 ...................................          5,000,000         4,558,750
  Perris CFD Special Tax,
       CFD No. 05-2, Series A, 5.00%, 9/01/21 ................................................          1,130,000         1,113,242
       CFD No. 05-2, Series A, 5.20%, 9/01/24 ................................................          1,505,000         1,486,609
       CFD No. 05-2, Series A, 5.25%, 9/01/29 ................................................          3,585,000         3,427,439
       CFD No. 05-2, Series A, 5.30%, 9/01/35 ................................................          4,205,000         4,004,926
       CFD No. 2001-1, Improvement Area No. 5, Series A, 5.00%, 9/01/26 ......................            585,000           547,589
       CFD No. 2001-1, Improvement Area No. 5, Series A, 5.00%, 9/01/37 ......................          1,600,000         1,444,144
       CFD No. 2001-1, May Farms, Series A, 5.00%, 9/01/25 ...................................          1,415,000         1,358,230


10 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Perris CFD Special Tax, (continued)
       CFD No. 2001-1, May Farms, Series A, 5.10%, 9/01/30 ...................................   $        865,000   $       806,898
       CFD No. 2001-1, May Farms, Series A, 5.15%, 9/01/35 ...................................          1,075,000         1,009,909
       CFD No. 2002-1, Series A, 6.375%, 9/01/23 .............................................          1,475,000         1,566,524
       CFD No. 2002-1, Series A, 6.50%, 9/01/29 ..............................................          2,045,000         2,178,477
       CFD No. 2002-1, Series A, 6.50%, 9/01/33 ..............................................          2,120,000         2,251,334
       CFD No. 2004-3, Improvement Area No. 2, Series A, 5.30%, 9/01/35 ......................          1,390,000         1,316,386
  Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33 ..................................          3,000,000         3,124,200
  Perris PFAR Tax Allocation,
       5.30%, 10/01/26 .......................................................................          2,000,000         1,971,600
       5.35%, 10/01/36 .......................................................................          4,010,000         3,833,520
  Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 ..................          7,250,000         7,556,457
  Placentia-Yorba Linda USD, GO, Election of 2002, Series C, MBIA Insured, 5.00%,
     8/01/29 .................................................................................          4,100,000         4,207,502
  Poway USD Special Tax,
       CFD No. 6, 4 S Ranch, 5.125%, 9/01/35 .................................................          5,000,000         4,633,050
       CFD No. 6, Improvement Area B, 5.125%, 9/01/36 ........................................          5,035,000         4,518,610
       CFD No. 14, Area A, 5.125%, 9/01/26 ...................................................          1,770,000         1,666,544
       CFD No. 14, Area A, 5.25%, 9/01/36 ....................................................          5,225,000         4,774,082
       CFD No. 14, Del Sur, 5.125%, 9/01/26 ..................................................          2,200,000         2,071,410
  Rancho Cordova CFD Special Tax, No. 2003-1, Sunridge Anatolia,
       5.25%, 9/01/25 ........................................................................          2,235,000         2,156,842
       5.375%, 9/01/30 .......................................................................          1,650,000         1,596,111
       5.375%, 9/01/37 .......................................................................          7,130,000         6,720,809
       5.50%, 9/01/37 ........................................................................          2,635,000         2,530,443
  Rancho Santiago Community College District GO, FSA Insured, 5.125%,
       9/01/28 ...............................................................................          5,295,000         5,718,812
       9/01/29 ...............................................................................          6,745,000         7,280,418
  Rancho Water District Special Tax, CFD No. 99-1,
       Area A, Series A, Pre-Refunded, 6.70%, 9/01/30 ........................................          2,100,000         2,182,530
       Area B, Series A, Pre-Refunded, 6.70%, 9/01/30 ........................................          2,435,000         2,530,695
  Richmond 1915 Act Special Assessment, Limited Obligation, ID No. 99-01, Pre-Refunded,
     7.20%, 9/02/30 ..........................................................................          7,870,000         8,217,933
  Richmond Joint Powers Financing Authority Revenue, Reassessment, Refunding, Series A,
     AMBAC Insured, 5.00%, 9/02/30 ...........................................................          1,085,000         1,096,479
  Rio Elementary School District Special Tax, CFD No. 1, 5.20%, 9/01/35 ......................          5,000,000         4,639,200
  Riverside County Special Tax,
       CFD No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13 ........................          6,620,000         6,899,695
       CFD No. 89-1, Mountain Cove, Pre-Refunded, 6.50%, 9/01/25 .............................          3,390,000         3,637,504
  Riverside USD Special Tax,
       CFD No. 13, Improvement Area 1, 5.375%, 9/01/34 .......................................          2,320,000         2,232,165
       CFD No. 14, Series A, 5.40%, 9/01/26 ..................................................          1,010,000         1,006,425
       CFD No. 14, Series A, 5.45%, 9/01/35 ..................................................          2,060,000         2,028,008
       CFD No. 15, Improvement Area 1, 5.45%, 9/01/25 ........................................          2,970,000         2,973,386
       CFD No. 15, Improvement Area 1, 5.55%, 9/01/30 ........................................          2,390,000         2,380,751
       CFD No. 15, Improvement Area 1, 5.60%, 9/01/34 ........................................          2,000,000         1,978,020


                                        Quarterly Statements of Investments | 11

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Riverside USD Special Tax, (continued)
       CFD No. 15, Series A, 5.15%, 9/01/25 ..................................................   $      1,730,000   $     1,674,813
       CFD No. 15, Series A, 5.25%, 9/01/30 ..................................................          1,230,000         1,182,387
       CFD No. 15, Series A, 5.25%, 9/01/35 ..................................................          1,500,000         1,426,215
       CFD No. 17, Aldea, 5.125%, 9/01/35 ....................................................          1,425,000         1,333,700
       CFD No. 18, 5.00%, 9/01/25 ............................................................            505,000           480,816
       CFD No. 18, 5.00%, 9/01/34 ............................................................          1,125,000         1,033,065
       CFD No. 22, 5.25%, 9/01/35 ............................................................          1,535,000         1,453,292
  Romoland School District Special Tax, CFD 1,
       Improvement Area 1, 5.45%, 9/01/38 ....................................................          3,215,000         3,107,748
       Improvement Area 2, 5.375%, 9/01/38 ...................................................          3,085,000         3,025,675
  Roseville Special Tax, CFD No. 1,
       Fiddyment Ranch, 5.00%, 9/01/17 .......................................................          1,520,000         1,500,027
       Fiddyment Ranch, 5.00%, 9/01/19 .......................................................          1,000,000           971,030
       Fiddyment Ranch, 5.125%, 9/01/21 ......................................................          1,000,000           974,190
       Fiddyment Ranch, 5.00%, 9/01/24 .......................................................          1,010,000           969,772
       Fiddyment Ranch, 5.00%, 9/01/25 .......................................................          1,020,000           975,671
       Fiddyment Ranch, 5.125%, 9/01/26 ......................................................          5,000,000         4,803,500
       Fiddyment Ranch, 5.25%, 9/01/36 .......................................................          8,000,000         7,535,360
       Highland, Pre-Refunded, 6.30%, 9/01/25 ................................................          8,610,000         9,205,812
       Longmeadow, 5.00%, 9/01/36 ............................................................          2,370,000         2,148,429
       Stone Point, 6.375%, 9/01/24 ..........................................................          1,750,000         1,839,827
       Stone Point, 6.375%, 9/01/28 ..........................................................          2,500,000         2,618,500
       Stoneridge, Pre-Refunded, 6.20%, 9/01/21 ..............................................          1,250,000         1,387,975
       Stoneridge, Pre-Refunded, 6.30%, 9/01/31 ..............................................          1,500,000         1,671,090
       WestPark, 5.15%, 9/01/30 ..............................................................          5,500,000         5,182,155
       WestPark, 5.20%, 9/01/36 ..............................................................          4,500,000         4,206,780
       Woodcreek West, Pre-Refunded, 6.70%, 9/01/25 ..........................................          3,000,000         3,230,430
  Roseville WestPark CFD No. 1 Special Tax, Public Facilities,
       5.20%, 9/01/26 ........................................................................          1,000,000           975,260
       5.25%, 9/01/37 ........................................................................          1,600,000         1,501,440
  Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
     County Sanitation District, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/35 ......          7,000,000         7,559,020
  Sacramento County Special Tax, CFD No. 1, Refunding, 6.30%, 9/01/21 ........................          1,575,000         1,605,776
  Sacramento Special Tax, North Natomas CFD No. 97-01, Refunding,
       5.00%, 9/01/29 ........................................................................          1,185,000         1,104,941
       5.10%, 9/01/35 ........................................................................          1,520,000         1,417,263
  San Diego Port District Revenue, MBIA Insured, 5.00%, 9/01/29 ..............................          4,030,000         4,113,340
  San Diego RDA Tax Allocation, Capital Appreciation, Series B, zero cpn.,
       9/01/10 ...............................................................................          2,750,000         2,392,088
       9/01/15 ...............................................................................          6,810,000         4,561,406
       9/01/16 ...............................................................................          1,500,000           943,905
       9/01/19 ...............................................................................          1,800,000           916,686
       9/01/20 ...............................................................................          1,800,000           852,390
       9/01/21 ...............................................................................          1,800,000           795,708
       9/01/22 ...............................................................................          1,900,000           778,810
       9/01/23 ...............................................................................          1,900,000           728,840


12 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Diego RDA Tax Allocation, Capital Appreciation, Series B, zero cpn., (continued)
       9/01/24 ...............................................................................   $      1,900,000   $       680,675
       9/01/25 ...............................................................................          1,900,000           636,329
       9/01/26 ...............................................................................          1,900,000           594,586
       9/01/27 ...............................................................................          1,900,000           557,745
       9/01/28 ...............................................................................          1,900,000           522,158
  San Francisco BART District Sales Tax Revenue, Refunding, Series A, MBIA Insured, 5.00%,
     7/01/34 .................................................................................          5,855,000         5,983,869
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 .............................          4,500,000         4,663,710
       Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19 .............................          3,000,000         3,088,140
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21 .............................         24,750,000        25,391,767
       junior lien, ETM, zero cpn., 1/01/28 ..................................................         19,150,000         7,033,412
       Refunding, Series A, 5.50%, 1/15/28 ...................................................          3,320,000         3,267,843
       senior lien, 5.00%, 1/01/33 ...........................................................         12,530,000        11,694,500
c San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37 ...............         10,000,000        10,135,700
  San Marcos PFA Special Tax Revenue, Series A,
       5.65%, 9/01/36 ........................................................................          5,180,000         5,182,176
       Pre-Refunded, 6.45%, 9/01/34 ..........................................................          3,180,000         3,243,600
       Pre-Refunded, 6.375%, 9/01/35 .........................................................          3,535,000         3,696,974
  San Marcos Public Facilities Authority Special Tax Revenue, Series A, 5.05%, 9/01/38 .......          3,250,000         2,961,400
  San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28 .......          2,000,000         2,017,380
  San Mateo UHSD, COP, Phase I Projects, Series A, AMBAC Insured, 5.00%,
       12/15/27 ..............................................................................          6,025,000         6,170,564
       12/15/30 ..............................................................................          7,450,000         7,587,378
  Santa Rosa RDA Tax Allocation, Southwest Redevelopment Project, Series A, AMBAC Insured,
     5.00%, 8/01/25 ..........................................................................          1,250,000         1,279,438
  Santee School District GO, Series A, FSA Insured, 5.00%,
       8/01/26 ...............................................................................          1,305,000         1,349,253
       8/01/31 ...............................................................................          6,845,000         7,016,741
  Saugus USD CFD No. 2005-1 Special Tax, 5.30%, 9/01/36 ......................................          2,000,000         1,898,000
c Sierra View Local Health Care District Revenue, 5.25%, 7/01/32 .............................          3,000,000         2,975,100
  Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24 ...............          2,975,000         3,084,897
  Southern California Public Power Authority Transmission Project Revenue, Southern
     Transmission Project, 6.125%, 7/01/18 ...................................................             50,000            50,053
  Stockton 1915 Act Revenue, Limited Obligation, Mosher AD 02, 6.20%, 9/02/23 ................          2,955,000         3,054,258
  Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD 02, 6.30%,
     9/02/33 .................................................................................          3,390,000         3,481,632
  Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.25%,
     9/01/25 .................................................................................          3,500,000         3,963,190
  Sunnyvale School District GO, Election of 2004, Series A, FSA Insured, 5.00%,
     9/01/27 .................................................................................          2,745,000         2,826,938
  Temecula Valley USD, CFD No. 2005-1 Special Tax, 5.00%, 9/01/36 ............................          1,000,000           903,730
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
       Capital Appreciation, Asset-Backed, Series A-2, zero cpn. to 5/31/08, 5.40% thereafter,
         6/01/27 .............................................................................          1,250,000         1,150,613
       Series A-1, 5.375%, 6/01/38 ...........................................................          5,000,000         4,535,800
       Series A-1, 5.50%, 6/01/45 ............................................................          2,000,000         1,873,600


                                        Quarterly Statements of Investments | 13

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
     Asset-Backed Bonds, Second Sub Series, zero cpn., 6/01/46 ...............................   $     25,000,000   $     1,874,750
  Torrance COP, Refunding and Public Improvement Project, Series A, AMBAC Insured, 5.00%,
     6/01/34 .................................................................................          3,720,000         3,770,666
  Truckee-Donner PUD Special Tax, CFD No. 04-1,
       5.75%, 9/01/29 ........................................................................          2,975,000         3,017,661
       5.80%, 9/01/35 ........................................................................          4,630,000         4,674,911
  Truckee-Donner PUD Special Tax Allocation, Special Tax Bonds,
       5.20%, 9/01/25 ........................................................................          3,000,000         2,955,210
       5.25%, 9/01/30 ........................................................................          5,050,000         4,823,002
       5.30%, 9/01/35 ........................................................................          7,395,000         7,043,146
c Tustin CFD No. 07-01 Special Tax, Tustin Legacy, 6.00%, 9/01/37 ............................          2,100,000         2,134,671
  Tustin USD GO, School Facilities ID No. 2002-1, Election of 2002,
     Series B, AMBAC Insured, 5.00%, 6/01/31 .................................................          3,605,000         3,699,703
  University of California Regents Medical Center Pooled Revenue, Series A, MBIA Insured,
     4.50%, 5/15/47 ..........................................................................         15,000,000        13,758,450
  Upland CFD 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A,
       5.90%, 9/01/24 ........................................................................          2,380,000         2,451,210
       6.00%, 9/01/34 ........................................................................          2,000,000         2,051,440
  Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31 ........          4,965,000         5,329,530
  Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District,
     Limited Obligation,
       5.00%, 9/02/25 ........................................................................          1,060,000         1,018,649
       5.20%, 9/02/30 ........................................................................          1,370,000         1,299,623
  Ventura USD, GO, Refunding, FSA Insured,
       5.125%, 8/01/28 .......................................................................          1,180,000         1,235,484
       4.50%, 8/01/30 ........................................................................          4,175,000         3,979,610
  Washington USD Yolo County COP, New High School Project, AMBAC Insured, 5.00%,
     8/01/30 .................................................................................          5,000,000         5,050,350
  West Kern Community College District GO, Capital Appreciation, Election of 2004, Series B,
     XLCA Insured, zero cpn.,
       11/01/25 ..............................................................................          2,435,000           945,316
       11/01/26 ..............................................................................          2,480,000           908,796
       11/01/27 ..............................................................................          1,400,000           483,980
       11/01/28 ..............................................................................          1,445,000           470,969
       11/01/29 ..............................................................................          1,485,000           456,058
       11/01/30 ..............................................................................          2,650,000           768,156
       11/01/31 ..............................................................................          2,695,000           737,029
  West Sacramento Special Tax,
       CFD No. 10, Pre-Refunded, 6.75%, 9/01/26 ..............................................          3,235,000         3,486,554
       CFD No. 16, Pre-Refunded, 5.90%, 9/01/23 ..............................................          1,000,000         1,099,340
       CFD No. 20, 5.125%, 9/01/25 ...........................................................            500,000           487,105
       CFD No. 20, 5.30%, 9/01/35 ............................................................          1,740,000         1,661,909


14 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Western Riverside County Water and Wastewater Finance Authority Revenue,
     Eastern Municipal Water District Improvement, Series A, 5.00%,
       9/01/30 ...............................................................................   $      1,925,000   $     1,881,264
       9/01/35 ...............................................................................          2,000,000         1,921,420
  Westside USD, CFD No. 2005-3 Special Tax, 5.00%,
       9/01/26 ...............................................................................            700,000           648,823
       9/01/36 ...............................................................................          2,080,000         1,865,240
  William S. Hart UHSD CFD No. 2005-1 Special Tax, 5.30%, 9/01/36 ............................          2,500,000         2,369,100
  Woodland Special Tax, CFD No. 1,
       6.00%, 9/01/28 ........................................................................          5,000,000         5,196,950
       6.25%, 9/01/34 ........................................................................          6,750,000         7,051,657
  Yuba Community College District GO, Capital Appreciation, Election of 2006, Series B,
     AMBAC Insured, zero cpn.,
       8/01/42 ...............................................................................         10,090,000         1,533,983
       8/01/43 ...............................................................................         10,540,000         1,507,642
       8/01/44 ...............................................................................         11,010,000         1,491,855
                                                                                                                    ----------------
                                                                                                                      1,513,359,932
                                                                                                                    ----------------
  U.S. TERRITORIES 3.4%
  NORTHERN MARIANA ISLANDS 0.1%
  Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
     3/15/28 .................................................................................          1,750,000         1,874,740
                                                                                                                    ----------------
  PUERTO RICO 3.3%
  Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 5.00%,
     7/01/35 .................................................................................         10,000,000         9,822,300
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
     FGIC Insured, 5.00%,
       7/01/25 ...............................................................................         12,330,000        12,746,877
       7/01/26 ...............................................................................         13,940,000        14,390,820
  University of Puerto Rico Revenues, University System, Refunding,
       Series P, 5.00%, 6/01/26 ..............................................................          5,000,000         5,052,550
       Series Q, 5.00%, 6/01/25 ..............................................................          5,000,000         5,063,200
       Series Q, 5.00%, 6/01/36 ..............................................................          6,000,000         5,936,340
                                                                                                                    ----------------
                                                                                                                         53,012,087
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES .....................................................................                           54,886,827
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $1,569,220,082) ..........................................                        1,568,246,759
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 0.5%
  MUNICIPAL BONDS 0.5%
  CALIFORNIA 0.5%
d California State Department of Water Resources Power Supply Revenue,
       Series B-2, Daily VRDN and Put, 3.95%, 5/01/22 ........................................          2,100,000         2,100,000
       Series B-4, Daily VRDN and Put, 3.91%, 5/01/22 ........................................          1,700,000         1,700,000
       Series C-7, FSA Insured, Weekly VRDN and Put, 3.87%, 5/01/22 ..........................          2,000,000         2,000,000


                                        Quarterly Statements of Investments | 15

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
d California State Economic Recovery Revenue,
       Series C-8, Daily VRDN and Put, 3.85%, 7/01/23 ........................................   $        600,000   $       600,000
       Series C-16, FSA Insured, Weekly VRDN and Put, 3.86%, 7/01/23 .........................          1,600,000         1,600,000
d California State GO, Kindergarten-University, Refunding, Series B-2, Daily VRDN and Put,
     3.85%, 5/01/34 ..........................................................................            200,000           200,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $8,200,000) .............................................                            8,200,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $1,577,420,082) 98.4% ..............................................                        1,576,446,759
  OTHER ASSETS, LESS LIABILITIES 1.6% ........................................................                           25,735,392
                                                                                                                    ----------------
  NET ASSETS 100.0% ..........................................................................                      $ 1,602,182,151
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 20.

a Defaulted security.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2007, the aggregate value of these securities was $8,161,102, representing 0.51% of net assets.

c Security purchased on a when-issued or delayed delivery basis.

d Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.1%
  MUNICIPAL BONDS 99.1%
  TENNESSEE 91.6%
  Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29 ............................   $      1,075,000   $     1,101,305
  Chattanooga GO, Pre-Refunded, 5.00%, 3/01/22 ...............................................          2,215,000         2,279,257
  Clarksville Electric System Revenue, XLCA Insured, 5.00%,
       9/01/23 ...............................................................................          2,325,000         2,410,118
       9/01/32 ...............................................................................          4,000,000         4,069,240
  Clarksville Water Sewer and Gas Revenue, Refunding and Improvement, FSA Insured, 5.00%,
     2/01/22 .................................................................................          2,000,000         2,040,660
  Cleveland Public Improvement GO, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24 ................          3,000,000         3,080,490
       Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured, Pre-Refunded,
         5.30%, 5/01/28 ......................................................................          1,830,000         1,841,602
       Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured, Pre-Refunded,
         5.30%, 5/01/28 ......................................................................          1,170,000         1,182,566
  Franklin County Health and Educational Facilities Board Revenue, University South Project,
     AMBAC Insured, 5.00%, 9/01/24 ...........................................................          2,000,000         2,058,360
  Franklin GO, Sewer and Water, Series B, Pre-Refunded, 5.00%, 4/01/19 .......................          1,000,000         1,060,760
  Franklin Special School District GO, 5.00%, 6/01/22 ........................................          1,455,000         1,508,777
  Greene County GO, Refunding, Series B, MBIA Insured, 5.00%, 6/01/24 ........................          1,000,000         1,031,350
  Hallsdale-Powell Utility District Knox County Water and Sewer Revenue,
       FGIC Insured, 5.00%, 4/01/31 ..........................................................          1,000,000         1,025,200
       Refunding and Improvement, Series A, FGIC Insured, 5.00%, 4/01/27 .....................          2,500,000         2,553,500
  Harpeth Valley Utilities District Davidson and Williamson Counties Revenue, Utilities,
     Improvement,
       FGIC Insured, 5.00%, 9/01/35 ..........................................................          3,700,000         3,754,279
       MBIA Insured, 5.00%, 9/01/29 ..........................................................          1,000,000         1,021,270
       MBIA Insured, 5.00%, 9/01/34 ..........................................................          2,310,000         2,349,478
  Johnson City GO, Solid Waste, AMBAC Insured, 5.80%, 5/01/09 ................................            100,000           100,148
  Johnson City Health and Educational Facilities Board Hospital Revenue,
       first mortgage, Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%,
         7/01/21 .............................................................................          2,970,000         3,159,961
       Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ............................          3,000,000         3,065,880
  Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project,
     Series A, GNMA Secured, 5.90%, 6/20/37 ..................................................          1,380,000         1,412,954
  Knox County First Utility District Water and Sewer Revenue,
       MBIA Insured, 5.00%, 12/01/24 .........................................................          1,790,000         1,855,550
       MBIA Insured, 5.00%, 12/01/25 .........................................................          1,000,000         1,035,090
       Refunding and Improvement, Refunding, Series A, MBIA Insured, 5.625%, 12/01/19 ........            555,000           562,759
       Refunding and Improvement, Series A, MBIA Insured, Pre-Refunded, 5.625%, 12/01/19 .....            445,000           451,493
  Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
       Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/36 .......          5,000,000         1,020,600
       Fort Sanders Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 ........................          1,250,000         1,376,187
  Knox County Health Educational and Housing Facilities Board Revenue, University Health
     System Inc., Refunding, 5.25%, 4/01/27 ..................................................          2,500,000         2,469,800
  Knoxville Electric Revenue, System, Series U, Pre-Refunded, 5.125%, 7/01/21 ................          2,340,000         2,427,820
  Knoxville Waste Water System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
     4/01/37 .................................................................................          3,620,000         3,683,784
  Knoxville Water Revenue, System Improvement, Series R, FSA Insured, 5.00%, 3/01/30 .........          2,370,000         2,421,950
  Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ..................          1,000,000         1,032,450
  Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%, 7/01/22 ........          2,500,000         2,635,750


                                        Quarterly Statements of Investments | 17

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
  Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
     6/01/21 .................................................................................   $      2,000,000   $     2,047,060
  Memphis GO, Pre-Refunded, 5.00%, 4/01/17 ...................................................          2,000,000         2,034,460
  Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured, 6.00%,
     3/01/24 .................................................................................          4,780,000         4,986,353
  Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Series A,
     AMBAC Insured, Pre-Refunded, 5.25%, 11/01/23 ............................................          7,145,000         7,663,584
  Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
       5.20%, 5/15/23 ........................................................................            800,000           821,304
       AMBAC Insured, 5.00%, 5/15/25 .........................................................          5,000,000         5,119,550
  Metropolitan Government of Nashville and Davidson County GO,
       Refunding, Series B, 5.00%, 8/01/25 ...................................................          5,000,000         5,170,450
       Series C, 5.00%, 2/01/25 ..............................................................          3,000,000         3,093,450
  Metropolitan Government of Nashville and Davidson County Health and Educational Facilities
     Board Revenue,
       Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%, 11/15/28 ......          2,500,000         2,634,350
       Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11 ..................            500,000           504,535
  Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
     Refunding, 5.50%, 1/01/16 ...............................................................            395,000           400,684
  Montgomery County Health Educational and Housing Facility Board Hospital Revenue,
     Clarksville Regional Health System, Improvement, Pre-Refunded, 5.375%,
       1/01/18 ...............................................................................            175,000           177,632
       1/01/28 ...............................................................................          4,270,000         4,334,221
  Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 ...............            750,000           776,843
  Rutherford County Consolidated Utility District Waterworks Revenue,
       FSA Insured, 5.00%, 2/01/36 ...........................................................          3,060,000         3,118,752
       Refunding, MBIA Insured, 5.00%, 2/01/27 ...............................................          1,000,000         1,030,390
  Shelby County GO, Public Improvement and School, Series B, Pre-Refunded, 5.00%,
     6/01/24 .................................................................................          2,000,000         2,045,320
  Shelby County Health Educational and Housing Facilities Board Revenue,
       Ave Maria Assisted Living Project, Series A, 5.50%, 12/01/31 ..........................          2,010,000         2,046,160
       St. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36 ......................          5,000,000         5,013,800
  South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%, 12/01/22 .....          1,750,000         1,750,700
  Sullivan County IDBR, Brandymill, Refunding, Series I-A, 6.35%, 7/20/27 ....................            350,000           354,543
  Tennessee Energy Acquisition Corp. Gas Revenue, Series A, 5.25%, 9/01/26 ...................          5,000,000         5,054,050
  Tennessee HDA Revenue, Homeownership Program,
       5.375%, 7/01/23 .......................................................................            390,000           392,145
       2006-3, 4.90%, 7/01/37 ................................................................          5,000,000         4,725,850
       Issue 4A, 6.375%, 7/01/22 .............................................................             10,000            10,060
       Series 3C, 6.00%, 1/01/20 .............................................................            230,000           232,758
  Tennessee State School Bond Authority Revenue, Higher Education Facilities, Second Program,
     Refunding, Series A, MBIA Insured, 5.00%,
       5/01/26 ...............................................................................          1,250,000         1,286,762
       5/01/30 ...............................................................................          3,000,000         3,070,680
  West Carroll Special School GO, MBIA Insured, Pre-Refunded, 5.375%, 6/01/29 ................          1,055,000         1,085,511
  West Wilson Utility District Waterworks Revenue,
       AMBAC Insured, Pre-Refunded, 5.25%, 6/01/23 ...........................................          3,780,000         3,986,653
       Improvement, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ...............................          1,805,000         1,929,292


18 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                         PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
  West Wilson Utility District Waterworks Revenue, (continued)
       Refunding, AMBAC Insured, 5.25%, 6/01/23 ..............................................   $        720,000   $       746,618
       Refunding, MBIA Insured, 4.75%, 6/01/23 ...............................................          1,805,000         1,829,386
       Refunding and Improvement, MBIA Insured, 4.75%, 6/01/28 ...............................          2,000,000         1,999,860
  White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
       FSA Insured, Pre-Refunded, 5.125%, 1/01/26 ............................................          1,100,000         1,149,577
       FSA Insured, Pre-Refunded, 6.00%, 1/01/26 .............................................          1,000,000         1,051,580
       Refunding, FSA Insured, 5.125%, 1/01/26 ...............................................          1,400,000         1,434,440
  Williamson County GO, Public Improvement,
       Pre-Refunded, 5.375%, 3/01/19 .........................................................          1,480,000         1,538,060
       Pre-Refunded, 5.00%, 4/01/20 ..........................................................          2,000,000         2,104,960
       Refunding, 5.00%, 3/01/20 .............................................................          2,000,000         2,119,680
  Wilson County COP, FSA Insured, 5.25%, 3/30/18 .............................................          1,000,000         1,027,180
                                                                                                                    ----------------
                                                                                                                        154,979,631
                                                                                                                    ----------------
  U.S. TERRITORIES 7.5%
  PUERTO RICO 6.9%
  Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
     5.00%, 7/01/32 ..........................................................................          1,500,000         1,590,765
  Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, MBIA Insured,
     5.00%, 7/01/25 ..........................................................................          5,000,000         5,169,650
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation, Series A,
       MBIA Insured, 6.25%, 7/01/24 ..........................................................            200,000           200,292
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 ........          2,000,000         2,049,760
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ..................................................            655,000           670,432
       Series D, Pre-Refunded, 5.375%, 7/01/33 ...............................................          1,845,000         1,978,560
                                                                                                                    ----------------
                                                                                                                         11,659,459
                                                                                                                    ----------------
  VIRGIN ISLANDS 0.6%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ....          1,000,000         1,017,850
                                                                                                                    ----------------
  TOTAL U.S. TERRITORIES .....................................................................                           12,677,309
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $165,017,455) ............................................                          167,656,940
                                                                                                                    ----------------
  SHORT TERM INVESTMENT (COST $200,000) 0.1%
  MUNICIPAL BOND 0.1%
  TENNESSEE 0.1%
a Blount County PBA Revenue, Local Public Improvement, Series D-1-A, AMBAC Insured,
     Daily VRDN and Put, 4.00%, 6/01/30 ......................................................            200,000           200,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $165,217,455) 99.2% ................................................                          167,856,940
  OTHER ASSETS, LESS LIABILITIES 0.8% ........................................................                            1,409,156
                                                                                                                    ----------------
  NET ASSETS 100.0% ..........................................................................                      $   169,266,096
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 20.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT  -  Improvement Bond Act of 1915
ABAG      -  The Association of Bay Area Governments
AD        -  Assessment District
AMBAC     -  American Municipal Bond Assurance Corp.
BART      -  Bay Area Rapid Transit
CDA       -  Community Development Authority/Agency
CFD       -  Community Facilities District
CIFP      -  Capital Improvement Financing Program
COP       -  Certificate of Participation
ETM       -  Escrow to Maturity
FGIC      -  Financial Guaranty Insurance Co.
FSA       -  Financial Security Assurance Inc.
GNMA      -  Government National Mortgage Association
GO        -  General Obligation
HDA       -  Housing Development Authority/Agency
HFAR      -  Housing Finance Authority Revenue
ID        -  Improvement District
IDBR      -  Industrial Development Board Revenue
MBIA      -  Municipal Bond Investors Assurance Corp.
MFHR      -  Multi-Family Housing Revenue
MFR       -  Multi-Family Revenue
PBA       -  Public Building Authority
PFA       -  Public Financing Authority
PFAR      -  Public Financing Authority Revenue
PUD       -  Public Utility District
RDA       -  Redevelopment Agency/Authority
UHSD      -  Unified/Union High School District
USD       -  Unified/Union School District
XLCA      -  XL Capital Assurance


20 | SEE NOTES TO STATEMENTS OF INVESTMENTS.
   | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin Municipal Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Municipal Securities Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of two funds (the Funds).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                        Quarterly Statements of Investments | 21

Franklin Municipal Securities Trust

3. INCOME TAXES

At August 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                --------------------------------
                                                    FRANKLIN         FRANKLIN
                                                   CALIFORNIA        TENNESSEE
                                                   HIGH YIELD        MUNICIPAL
                                                 MUNICIPAL FUND      BOND FUND
                                                --------------------------------
Cost of investments .........................   $ 1,575,840,287   $ 165,182,390
                                                ================================

Unrealized appreciation .....................   $    46,655,708   $   4,478,491
Unrealized depreciation .....................       (46,049,236)     (1,803,941)
                                                --------------------------------
Net unrealized appreciation (depreciation) ..   $       606,472   $   2,674,550
                                                ================================

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standard Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


22 | Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /S/JIMMY D. GAMBILL
  --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 26, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    October 26, 2007



                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN MUNICIPAL SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

10/26/07


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration















I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN MUNICIPAL SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

10/26/07


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer